                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2613

                          Scudder Cash Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Cash Investment Trust

Semiannual Report to Shareholders

November 30, 2003

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Jan Buenner and other members of the fund's investment team discuss the market environment and investment strategy for the fund's most recent semiannual period ended November 30, 2003.

Q: How did the fund perform over its most recent semiannual period?

A: Over the six-month period ended November 30, 2003, Scudder Cash Investment Trust's seven-day yield declined from 0.52% on May 31, 2003, to 0.36%, reflecting the Federal Open Market Committee (FOMC) decision to reduce the federal funds rate by another 0.25 percentage point on June 25, 2003. For the semiannual period ended November 30, Class S shares of the fund returned 0.16% (This fund offers a variety of share classes. Please see the Financial Highlights beginning on page 14 for the performance of other share classes and more complete performance information. All performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Please visit our Web sites for the product's most recent month-end performance: myScudder.com for S shares and aarp.scudder.com for AARP shares. The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Yields fluctuate and are not guaranteed.)

Q: How would you describe the economic environment for money market securities over the fund's most recent six-month period?

A: At the start of the period, amid disappointing manufacturing reports and declining consumer confidence - underscoring a gloomy employment picture - most market forecasters predicted that the Fed would reduce short-term interest rates by one half of a percentage point at its meetings in late June. Given that the federal funds rate was already at its lowest level since 1961, we thought that a 0.25 percentage point cut was more likely, and that is what occurred at the June 25 meeting.

Q: What took place following the Fed decision on interest rates?

A: In the months following the Fed move, the money market yield curve1 steepened. Employment statistics turned more positive, manufacturing reports began to improve, and consumer confidence rose as the fiscal stimulus initiated by the Bush administration earlier in 2003 began to have an effect. We started to see real signs of economic recovery.

1 Yield curve - a graph showing the term structure of interest rates by plotting the yields of all debt instruments (e.g., money market securities) of the same quality with maturities ranging from the shortest to the longest appropriate maturities. A steepening yield curve means that the current trend is for yields to become higher as the maturities of money market instruments lengthen. For example, a one-year security would have a higher yield than a money market instrument with a six-month maturity.

Q: What was the fund's strategy in light of these events?

A: The fund benefited from the fact that we did not concur with and did not act on the market consensus in early June that the Fed would cut rates by one half of a percentage point. By keeping the fund's purchases very short along the yield curve during the earlier part of the period, we retained the flexibility to make longer-term purchases at higher yields as the yield curve began to steepen (i.e., yields increasing proportionately with length of time to maturity) in subsequent months. Of course, short-term interest rates remain very low by historical standards. But as the economy continued to show signs of a pickup - and the yield curve continued to steepen in reaction to such news - we were purchasing higher-yielding four- to 12-month securities for the fund. In addition, we are currently employing a "ladder" approach, buying securities at different points of the yield curve to take advantage of steepness and diversify the fund's holdings.

Q: Previously, the fund was emphasizing agency callable securities. What types of securities are you purchasing for the fund now?

A: At present, we are looking at a variety of instruments based on credit quality, yield and maturity. These include agencies, corporate debt and Treasuries. Callable securities2 are most attractive when interest rates are holding steady because there is no incentive for the issuer to call them in and save money by reissuing at lower rates. In addition, callable securities typically offer a yield premium over noncallable issues. Now that interest rates are trending upward, we are purchasing fewer callable securities for the fund.

2 Callable securities are redeemable by the issuer at a premium price before the scheduled maturity date. Money market instruments and bonds are usually called when interest rates fall so significantly that the issuer can save money by floating new debt securities at lower rates.

Q: Why has the money market yield curve steepened as economic news improved?

A: We believe the market has already "priced in" the expectation that the strong economic data that we've seen fairly consistently for the last two months of the reporting period will eventually lead to the Fed's having to raise interest rates. The market views this as a given, and the only uncertainty concerns the timing of the increases - will they begin with the March 2004 FOMC meetings, or in June 2004, or after that? At this time, there is essentially no inflation present in the US economy. When the economy strengthens, however, inflationary pressures typically emerge. So, we expect investors purchasing longer-term securities to want some built-in inflation protection in the form of higher interest rates. These expectations and investor demands appear to account for the steepening yield curve, and they can benefit money market investors over time.

Money market yield curve 5/31/03 versus 11/30/03 (7-day yield)

Length of Maturity (in months)

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Source: Deutsche Investment Management Americas Inc.

Over the coming months, we will continue our insistence on the highest credit quality in the Scudder Cash Investment Trust portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yields for the fund's shareholders.

Trust's Class S Shares Yields
	7-day average yield*	7-day compounded effective yield**
May 31, 2003	0.52%	0.52%
November 30, 2003	0.36%	0.36%

* The 7-day annualized yield is the annualized yield based on the most recent 7 days of interest earnings without reinvestment of income.
** The 7-day compounded effective yield is the annualized yield based on the most recent 7 days of interest earnings with all income reinvested.

Yields will fluctuate and are not guaranteed.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of November 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.0%
DEPFA Bank Europe PLC, 1.11%, 1/20/2004	20,000,000	20,000,000
HBOS Treasury Services PLC, 1.16%, 3/23/2004	18,000,000	18,000,000
ING Bank NV, 1.07%, 12/22/2003	30,000,000	30,000,000
Landesbank Hessen-Thueringen, 1.22%, 2/17/2004	18,000,000	18,002,840
Westdeutsche Landesbank Girozentrale, 1.32%, 4/15/2004	20,000,000	19,999,255
Total Certificates of Deposit and Bank Notes (Cost $106,002,095)		106,002,095

Commercial Paper 26.9%
CC (USA), Inc., 1.335%, 8/13/2004	5,000,000	5,000,000
CIT Group Holdings, Inc., 1.094%**, 12/19/2003	5,000,000	4,997,275
CIT Group Holdings, Inc., 1.113%**, 1/12/2004	16,000,000	15,979,280
CRC Funding, LLC, 1.061%**, 12/17/2003	15,000,000	14,992,933
Dorada Finance, Inc., 1.176%**, 4/15/2004	17,000,000	16,924,860
Dorada Finance, Inc., 1.176%**, 4/19/2004	9,000,000	8,959,050
GE Capital International Funding, Inc., 1.083%**, 12/22/2003	20,000,000	19,987,400
Greyhawk Funding LLC, 1.115%**, 2/17/2004	22,000,000	21,947,090
K2 (USA) LLC, 1.157%**, 4/23/2004	10,000,000	9,954,000
K2 (USA) LLC, 1.167%**, 4/26/2004	11,000,000	10,947,897
Lake Constance Funding LLC, 1.055%**, 12/16/2003	23,397,000	23,386,764
Preferred Receivable Funding, 1.056%**, 12/10/2003	17,000,000	16,995,516
Scaldis Capital LLC, 1.126%**, 3/24/2004	20,000,000	19,929,067
Sheffield Receivables Corp., 1.06%**, 12/22/2003	27,000,000	26,983,305
Toronto Dominion Bank, 1.05%**, 12/3/2003	11,000,000	10,999,358
Wal-Mart Stores, Inc., 1.051%**, 12/9/2003	9,000,000	8,997,900
Total Commercial Paper (Cost $236,981,695)		236,981,695

Floating Rate Notes* 23.9%
American Honda Finance Corp., 144A, 1.29%, 9/10/2004	5,000,000	5,007,648
Associates Corp. of North America, 1.24%, 6/15/2004	15,000,000	15,000,000
Bayerische Landesbank Girozentrale, 1.079%, 8/25/2004	18,000,000	17,999,958
Bayerische Landesbank Girozentrale, 1.13%, 3/8/2004	15,000,000	15,001,997
Blue Heron Funding Ltd., 144A, 1.149%, 5/19/2004	15,000,000	15,000,000
Canadian Imperial Bank of Commerce, 1.074%, 5/28/2004	20,000,000	19,998,529
CC (USA), Inc., 1.075%, 7/21/2004	30,000,000	29,999,034
General Electric Capital Corp., 1.119%, 1/28/2004	10,000,000	10,000,646
Goldman Sachs Group, Inc., 1.232%, 1/23/2004	33,000,000	33,000,000
Morgan Stanley, 1.11%, 12/1/2003	20,000,000	20,000,000
Morgan Stanley, 1.11%, 2/20/2004	20,000,000	20,000,000
Swedbank AB, 1.08%, 10/12/2004	9,000,000	8,998,818
Total Floating Rate Notes (Cost $210,006,630)		210,006,630

US Government Sponsored Agencies 21.1%
Federal Home Loan Bank, 1.25%, 7/2/2004	15,000,000	15,000,000
Federal Home Loan Mortgage Corp., 1.094%**, 12/4/2003	14,000,000	13,998,728
Federal Home Loan Mortgage Corp., 1.11%*, 10/7/2005	30,000,000	30,000,000
Federal Home Loan Mortgage Corp., 1.2%, 8/6/2004	25,000,000	25,000,000
Federal Home Loan Mortgage Corp., 3.75%, 4/15/2004	7,400,000	7,470,316
Federal Home Loan Mortgage Corp., 1.06%, 7/20/2004	25,000,000	24,978,035
Federal Home Loan Mortgage Corp., 1.47%, 9/22/2004	18,000,000	18,000,000
Federal National Mortgage Association, 1.5%, 9/24/2004	12,000,000	12,000,000
Federal National Mortgage Association, 1.5%, 11/16/2004	19,000,000	19,000,000
Federal National Mortgage Association, 5.625%, 5/14/2004	20,000,000	20,404,378
Total US Government Sponsored Agencies (Cost $185,851,457)		185,851,457

Municipal Investments 3.0%
Texas State General Obligation, Series A-2, 1.100%, 12/1/2029 (b) (c)	12,500,000	12,500,000
Texas State General Obligation, Series B, 1.100%, 12/1/2029 (b) (c)	14,100,000	14,100,000
Total Municipal Investments (Cost $26,600,000)		26,600,000

Short-Term Notes 2.3%
CIT Group Holdings, Inc., 5.625%, 5/17/2004	11,000,000	11,216,886
Grand Metropolitan Investment Corp., 1.134%**, 1/6/2004	9,000,000	8,990,029
Total Short-Term Notes (Cost $20,206,915)		20,206,915

Repurchase Agreements 10.8%
J.P. Morgan Securities, 1.07%, dated 11/30/2003, to be repurchased at $90,008,025 on 12/3/2003 (d)	90,000,000	90,000,000
State Street Bank and Trust Co., 0.97%, dated 11/30/2003, to be repurchased at $4,795,388 on 12/3/2003 (e)	4,795,000	4,795,000
Total Repurchase Agreements (Cost $94,795,000)		94,795,000
Total Investment Portfolio - 100.0% (Cost $880,443,792) (a)		880,443,792

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $880,443,792.
(b) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of November 30, 2003.
(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

12,780,000	Federal Home Loan Mortgage Corp.	5.5	4/15/2032	12,825,418
28,916,000	Federal Home Loan Mortgage Corp.	5.0	5/15/2028	28,902,053
22,200,000	Federal National Mortgage Association	Adjustable Rate Mortgage	2/25/2033	21,001,392
30,000,000	Federal National Mortgage Association	Adjustable Rate Mortgage	9/25/2023	29,075,155
Total Collateral Value				91,804,018

(e) Collateralized by a $4,920,000 Federal Home Loan Bank, 1.5%, maturing on 5/13/2005 with a value of $4,895,754.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited)
Assets
Investments:
Investments in securities, at amortized cost	$ 785,648,792
Repurchase agreements, at amortized cost	94,795,000
Total investments in securities, at amortized cost	880,443,792
Cash	163
Interest receivable	1,266,419
Receivable for Fund shares sold	1,178,498
Total assets	882,888,872
Liabilities
Dividend payable	4,503
Payable for Fund shares redeemed	2,009,105
Accrued management fee	320,691
Other accrued expenses and payables	298,199
Total liabilities	2,632,498
Net assets, at value	$ 880,256,374
Net Assets
Net assets consist of: Undistributed net investment income	352,793
Accumulated net realized gain (loss)	(763,131)
Paid-in capital	880,666,712
Net assets, at value	$ 880,256,374
Net Asset Value
Class AARP Net Asset Value, offering and redemption price per share ($223,096,669 / 223,545,499 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
Class S Net Asset Value, offering and redemption price per share ($657,159,705 / 657,138,795 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 5,409,006
Expenses: Management fee	2,040,438
Administrative fee	1,852,423
Trustees' fees and expenses	16,119
Other	3,986
Total expenses, before expense reductions	3,912,966
Expense reductions	(10)
Total expenses, after expense reductions	3,912,956
Net investment income	1,496,050
Net realized gain (loss) on investment transactions	6,606
Net increase (decrease) in net assets resulting from operations	$ 1,502,656

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2003 (Unaudited)	Year Ended May 31, 2003
Operations: Net investment income	$ 1,496,050	$ 8,773,574
Net realized gain (loss) on investment transactions	6,606	25,284
Net increase (decrease) in net assets resulting from operations	1,502,656	8,798,858
Distributions to shareholders from: Net investment income: Class AARP	(385,471)	(2,364,183)
Class S	(1,118,950)	(6,552,261)
Fund share transactions: Proceeds from shares sold	300,159,242	758,410,819
Reinvestment of distributions	1,440,510	8,490,523
Cost of shares redeemed	(388,719,301)	(892,350,403)
Net increase (decrease) in net assets from Fund share transactions	(87,119,549)	(125,449,061)
Increase (decrease) in net assets	(87,121,314)	(125,566,647)
Net assets at beginning of period	967,377,688	1,092,944,335
Net assets at end of period (including undistributed net investment income of $352,793 and $361,164, respectively)	$ 880,256,374	$ 967,377,688

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class AARP
Years Ended May 31,	2003[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.002	.008	.020	.040
Less distributions from: Net investment income	(.002)	(.008)	(.020)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.16**	.84	1.96	4.10c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	223	251	295	361
Ratio of expenses (%)	.84*	.84	.83	.79d*
Ratio of net investment income (%)	.32*	.85	2.01	5.30*
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from September 11, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.
[c] Total return for the period ended May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.
[d] The ratio of operating expenses includes a net reduction in expenses relating to a fund complex reorganization from fiscal 2000. The ratio without this reduction was .82%.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2003[a]	2003	2002	2001	2000	1999[b]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.002	.008	.020	.055	.048	.041	.048
Less distributions from:
Net investment income	(.002)	(.008)	(.020)	(.055)	(.048)	(.041)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.16**	.84	1.98	5.59[d,e]	5.01[d]	4.15d**	4.92[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	657	716	798	977	981	1,147	1,182
Ratio of expenses before expense reductions (%)	.84*	.84	.83	.84[f]	1.05[g]	1.02*	.95
Ratio of expenses after expense reductions (%)	.84*	.84	.83	.80[f]	.90[g]	.85*	.85
Ratio of net investment income (%)	.32*	.85	2.01	5.44	4.86	4.44*	4.82
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the eleven months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year from June 30 to May 31.
[c] For the year ended June 30.
[d] Total returns would have been lower had certain expenses not been reduced.
[e] Total return for the period ended May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.
[f] The ratios of operating expenses include a net reduction in expenses relating to a fund complex reorganization from fiscal 2000. The ratios without this net reduction before and after expense reductions were .87% and .82%, respectively.
[g] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .99% and .85%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Cash Investment Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $768,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2004 ($315,000), May 31, 2005 ($236,000), May 31, 2006 ($4,000), May 31, 2007 ($2,000), May 31, 2008 ($9,000), May 31, 2009 ($17,000) and May 31, 2010 ($185,000), the respective expiration dates, whichever occurs first.

From November 1, 2002 through May 31, 2003, the Fund incurred approximately $1,562 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2004.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. For purposes of the daily dividend, net investment income includes all net realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income	$ 375,135
Capital loss carryforwards	$ (768,000)

In addition, during the years ended May 31, 2003 and May 31, 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from ordinary income	$ 8,916,444	$ 24,461,178

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.50% of the first $250,000,000 of the Fund's average daily net assets, 0.45% of the next $250,000,000 of such net assets, 0.40% of the next $500,000,000 of such net assets, 0.35% of the next $500,000,000 of such net assets, 0.335% of the next $500,000,000 of such net assets and 0.32% of such net assets in excess of $2,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.44% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.40% of average daily net assets of each class, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for the Class AARP and S shares of the Fund. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for the shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third-party service providers to provide theses services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel).

The Administrative Agreement between the Advisor and the Fund had been scheduled to terminate effective September 30, 2003. The Advisor and the Fund have agreed to temporarily continue the Administrative Agreement pending completion of a review by the Fund's Independent Trustees of the Fund's shareholder servicing and related arrangements. In addition, effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and/or administrative fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 1.00% of average daily net assets (excluding certain expenses such as Rule 12b-1 and/or service fees, trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

For the six months ended November 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at November 30, 2003
Class AARP	$ 474,248	$ 73,781
Class S	1,378,175	216,276
	$ 1,852,423	$ 290,057

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $10 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a
$1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2003		Year Ended May 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	46,464,897	$ 46,464,897	126,075,475	$ 126,075,476
Class S	253,694,345	253,694,345	632,335,250	632,335,343
		$ 300,159,242		$ 758,410,819
Shares issued to shareholders in reinvestment of distributions
Class AARP	358,198	$ 358,198	2,191,298	$ 2,191,298
Class S	1,082,312	1,082,312	6,299,225	6,299,225
		$ 1,440,510		$ 8,490,523
Shares redeemed
Class AARP	(74,960,961)	$ (74,960,961)	(171,899,470)	$ (171,899,471)
Class S	(313,758,340)	(313,758,340)	(720,450,931)	(720,450,932)
		$ (388,719,301)		$ (892,350,403)
Net increase (decrease) from capital share transactions
Class AARP	(28,137,866)	$ (28,137,866)	(43,632,697)	$ (43,632,697)
Class S	(58,981,683)	(58,981,683)	(81,816,456)	(81,816,364)
		$ (87,119,549)		$ (125,449,061)

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Tax Advantaged Dividend Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund

Scudder High Income Fund

Scudder High Income Opportunity Fund

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder US Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Intermediate Tax/AMT Free Fund (formerly Scudder Medium Term Tax-Free Fund)

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder RREEF Real Estate Fund II, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central Europe and Russia Fund, Inc. (formerly The Central European Equity Fund, Inc.)

The Germany Fund, Inc.

The New Germany Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AITXX	SCTXX
Fund Number	165	065

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. Investors may do so by filling out and returning the enclosed "opt-out" form. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

August 2003

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Investment Trust

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Investment Trust

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               January 16, 2004
                                    ---------------------------